Available-for-Sale Financial Assets (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Available-for-sale financial assets		₪ 4,880		₪ 559
Classified within current assets	[1],[2]	700		175
Classified within non-current assets		4,180	$ 1,206	384
Securities traded in United States [Member]
Available-for-sale financial assets	[1]	4,432
Securities traded in Europe [Member]
Available-for-sale financial assets	[2]	83		170
Shares traded in Canada [Member]
Available-for-sale financial assets		17		5
Participating units in private equity funds [Member]
Available-for-sale financial assets	[3],[4]	₪ 348		₪ 384

[1]	REG shares held by wholly-owned subsidiaries of the Company. In 2017, wholly-owned subsidiaries of the Company sold 3.86 million shares of REG, representing 2.2% of the outstanding shares of REG, for a total consideration of U.S.$ 260 million (approximately NIS 947 million) The balance is an investment in 18.5 million REG shares (refer to Note 8d above), representing 10.9% of its outstanding shares and the voting rights therein. For details regarding the sale of REG shares after the reporting date, refer to Note 38b.
[2]	The financial assets available for sale of ATR include a diversified portfolio of traded shares with less than 1% holding interest in each of the investments. Financial assets available for sale are presented at fair value of NIS 83 million (approximately EUR 20 million), based on quoted prices in active markets (level 1 in the fair value hierarchy).
[3]	In August 2007, the Company entered into an investment agreement with HIREF International LLC, an Indian real estate investment fund registered in Mauritius (the "Fund"). The Fund was established at the initiative and under the management of the Housing Development Finance Corporation Limited ("HDFC") group, one of the largest financial institutions in India in which the Company is one of four anchor investors in the Fund. According to the Fund's articles of incorporation and investment agreements, the Fund will invest, directly and indirectly, in real estate companies that operate in the development and construction sectors, as well as in other synergistic fields. The Fund investment commitments amounts to of U.S.$ 750 million and the Company portion is approximately U.S.$ 110 million. The Fund has a term of nine years, with two one-year optional term extensions. As of December 31, 2017, the Company's outstanding investment commitment amounted to approximately U.S.$ 15 million (approximately NIS 51 million). As of the reporting date, approximately U.S.$ 63 million (NIS 240 million) were paid cumulatively to the Company resulting from projects realization by the Fund). Subsequent to the reporting date, the Fund paid the Group U.S.$ 22 million (approximately NIS 86 million).
[4]	Includes an amount of NIS 73 million in an investment at an effective interest rate of 4.3% of participation certificates in a corporate which holds a shopping center in S o Paulo, Brazil.